Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Inventories	$ 96	$ 89
Warranty and campaigns	183	156
Allowance for credit losses	180	162
Marketing and sales incentive programs	326	347
Other risk and future charges reserve	216	200
Pension, postretirement and postemployment benefits	553	580
Measurement of derivative financial instruments	36
Research and development costs	423	395
Other reserves	359	400
Tax credits and loss carry forwards	767	712
Less: Valuation allowances	(1,490)	(1,361)
Total deferred tax assets	1,649	1,680
Deferred tax liabilities:
Property, plant and equipment	481	432
Measurement of derivative financial instruments		2
Other	315	330
Total deferred tax liabilities	796	764
Net deferred tax assets	$ 853	$ 916